Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
11.	Accounts payable and accrued liabilities

	30-Jun-26	31-Dec-25
Corporate payables	$5,127,267	$8,828,351
Related party payable (Note 21)	-	441,759
	$5,127,267	$9,270,110